DESCRIPTION OF PLAN (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
EBP, Participant Contribution, Pretax And After Tax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
Participant compensation matched, percentage	3.00%
Matching percentage	100.00%
Rollovers	$ 11,371,665
EBP, Participant Contribution, Maximum Account Allocation For Investments, Percentage	20.00%
EBP, Participant Contribution, Maximum Future Contributions For Investments, Percentage	20.00%
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Contribution vesting percentage	100.00%
Vesting period	3 years
Forfeited nonvested account, decrease from employer contribution	$ 2,713,983
Forfeited nonvested account	$ 4,204,884	$ 3,220,291
EPB, Pre-Tax, Roth, After-Tax, And Rollover Contributions
EBP, Description of Plan [Line Items]
Contribution vesting percentage	100.00%
Minimum
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	1.00%
EBP, Participant Contribution, After Tax, Maximum Annual Compensation to Total Compensation, Percentage	1.00%
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	50.00%
EBP, Participant Contribution, After Tax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%